Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense (Recovery)
Income tax expense (recovery) for the year is as follows:

Year ended	March 31,
	2020	2019	2018
Current tax expense (recovery)	$	$	$
Current tax expense (recovery) for the year	237	289	81
Total current tax expense (recovery)	237	289	81

Deferred tax expense (recovery)
Origination and reversal of temporary differences	(3,202)	(3,140)	(395)
Total deferred tax expense (recovery)	(3,202)	(3,140)	(395)
Total tax recovery	(2,965)	(2,851)	(314)

Summary of Effective Income Tax Rate Differs from Federal and Provincial Statutory Tax Rate
The Group’s effective income tax rate differs from the combined Federal, US State and Provincial Canadian statutory tax rate as follows:

Year ended	March 31,
	2020		2019		2018
	%	$	%	$	%	$
Loss before income taxes		(42,632)		(15,326)		(7,538)
Company's statutory tax rate	26.5	(11,297)	26.7	(4,092)	26.7	(2,013)
Non-deductible share-based compensation expense	(1.6)	689	(4.2)	642	(13.3)	1,004
Other non-deductible and tax exempt items	(1.1)	490	(2.7)	409	(9.2)	695
Change in unrecognized deferred tax assets	(15.9)	6,795	(2.3)	361	—	—
Impairment of intangibles and goodwill	(0.7)	310	—	—	—	—
Other	(0.1)	48	1.1	(171)	—	—
Effective income tax rate	7.1	(2,965)	18.6	(2,851)	4.2	(314)

Summary of Deferred Tax Assets and Deferred Tax Liabilities	The amounts recognized in the consolidated statement of financial position consist of:

As at	March 31,
	2020	2019
	$	$
Deferred tax liabilities	(4,057)	(2,016)
Deferred tax assets	4,652	2,946
	595	930

Summary of Movements in Temporary Differences
Movements in temporary differences during the year were as follows:

As at	March 31, 2020					March 31, 2019
	Opening balance	Recognized in earning	Recognized in equity	Business acquisition	Total	Opening balance	Recognized in earning	Recognized in equity	Business acquisition	Total
	$	$	$		$	$	$		$	$
Losses available for carryforward and other tax deductions	13,669	(2,884)	—	267	11,052	3,395	1,141	—	9,133	13,669
Deferred financing costs	908	(211)	—	3	700	39	155	714	—	908
Total deferred tax assets	14,577	(3,095)	—	270	11,752	3,434	1,296	714	9,133	14,577
Intangibles and goodwill	(11,499)	6,310	—	(2,684)	(7,873)	(2,906)	1,862	—	(10,455)	(11,499)
Tax credits	(1,909)	52	—	(1,125)	(2,982)	(1,752)	(157)	—	—	(1,909)
Other	(239)	(65)	—	2	(302)	(378)	139	—	—	(239)
Total deferred tax liability	(13,647)	6,297	—	(3,807)	(11,157)	(5,036)	1,844	—	(10,455)	(13,647)
Net carrying amount	930	3,202	—	(3,537)	595	(1,602)	3,140	714	(1,322)	930

11. INCOME TAXES (CONT’D)

Losses available for carryforward for which no deferred tax asset was recognized
Expiry date (¹)	USA
$
2037	12,802
Indefinite	10,144
22,946

(1)Net operating losses amounting to $20,070,000 of which $12,802,000 will expire in 2037, are limited due to the U.S. tax rules applicable on the acquisition of Edgewater. In addition, the Company has i) state losses amounting to approximatively $28,280,000 (with expiry dates ranging from 2021 to 2039) and ii) deductible temporary differences totalling approximately $28,983,000 for which no deferred tax benefit has been recognized.